Cash and cash equivalents and financial assets, Cash and cash equivalents (Details) SFr in Thousands	Dec. 31, 2020 CHF (SFr) $ / SFr € / SFr	Dec. 31, 2019 CHF (SFr) $ / SFr € / SFr	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 CHF (SFr)
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 160,893	SFr 193,587	SFr 156,462	SFr 124,377
CHF [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	152,537	158,173
EUR [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 4,215	SFr 10,169
Translation rate into CHF | € / SFr	1.095	1.096
USD [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 4,141	SFr 25,245
Translation rate into CHF | $ / SFr	0.891	0.978